Goodwill and Other Intangible Assets (Schedule of Goodwill) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 28, 2024	Dec. 31, 2022
Goodwill [Roll Forward]
Balance beginning		$ 2,533	$ 2,502
Attributable to 2024 acquisitions		3	38
Foreign currency translation and other	$ 55	(46)	(65)
Balance ending	$ 2,533	$ 2,490	$ 2,476